Transactions with Related Parties - Additional Information (Detail)									6 Months Ended
	May 31, 2025 USD ($)	Jan. 10, 2025 USD ($)	Sep. 20, 2024 USD ($)	Aug. 24, 2024 USD ($)	May 17, 2024 USD ($)	Jul. 14, 2023 USD ($)	Jul. 07, 2023 USD ($)	Jun. 21, 2023 $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Payable to related parties									$ 137,708,679			$ 18,725,514
Proceeds from sale of property, plant, and equipment									0	$ 41,153,578
Interest income, operating									0	1,516,436
Payments to acquire property, plant, and equipment									129,475,947
Trade accounts payable									$ 6,199,571			5,243,872
Handysize Drybulk Vessel [Member]
Percentage of payment in cash.				$ 10
Cash paid for plant and equipment.				1,550,000
Trade accounts payable				13,950,000
Property, Plant, and Equipment, Fair Value Disclosure				14,700,000
Amount of financing component.				800,000
Remaining purchase price.				13,150,000
Clean Imperial Tanker Vessel [Member]
Payments to acquire property, plant, and equipment		$ 23,350,000
Trade accounts payable		23,972,145
Property, Plant, and Equipment, Fair Value Disclosure		23,550,000
Amount of financing component.		422,145
Remaining purchase price.		23,550,000
Amount Represent Previous Owner In Vessels Acquirement		$ 622,145
Percentage of Amount Of Previous Owner In Vessels Acquirement		0.50
Seven Japanese Built Bulkers [Member]
Payments to acquire property, plant, and equipment			$ 129,000,000
Trade accounts payable			129,475,947
Property, Plant, and Equipment, Fair Value Disclosure			128,005,000
Amount of financing component.			1,470,947
Remaining purchase price.			128,005,000
Amount Represent Previous Owner In Vessels Acquirement			$ 475,947
Percentage of Amount Of Previous Owner In Vessels Acquirement			50
Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member]
Dividends payable, amount per share | $ / shares								$ 25
Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member] | Preferred Stock [Member]
Dividends payable, nature									15th day of January, April, July and October in each year
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Handysize Drybulk Vessel [Member]
Receivable from related party				$ 13,150,000
Payments to acquire property, plant, and equipment					$ 15,500,000
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Tanker Vessel [Member]
Payments to acquire property, plant, and equipment					$ 23,350,000
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Clean Imperial Tanker Vessel [Member]
Payable to related parties		$ 23,550,000
Interest expense									$ 422,145	0
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Seven Japanese Built Bulkers [Member]
Payable to related parties			$ 128,005,000
Interest expense									597,656	0
C3is Inc [Member]
Equity security measured at fair value									12,796,416			12,798,500
Accrued dividends									160,416			162,500
C3is Inc [Member] | Stealth Berana [Member]
Vessel Cost, Disposal							$ 43,000,000
Percentage of total consideration received in cash							10.00%
Proceeds from sale of property, plant, and equipment							$ 4,300,000
Accounts receivable, after allowance for credit loss							$ 38,700,000
Interest income, operating									417,949	0	$ 1,516,436
Fair Value Of Remaining Selling Price						$ 35,700,000
Fair Value Of Remaining Selling Price Including Financing Component						38,700,000
Receivable with Imputed Interest, Discount						$ 3,000,000
C3is Inc [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Preferred Stock [Member]
Per share conversion price of preferred stock | $ / shares								$ 3.0391
Percentage of number of vote eligible to cast.								49.99%
C3is Inc [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member]
Dividend income from related party									377,083	379,167
C3is Inc [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member] | Preferred Stock [Member]
Preferred Stock, Shares Outstanding | shares								600,000
Preferred Stock, liquidation preference per share | $ / shares								$ 25
Preferred stock par or stated value per share | $ / shares								$ 0.01
Number of days after when the stock are eligible to convert to shares								90 days
Preferred Stock, Dividend Rate, Percentage								5.00%
Related Party [Member]
Payable to related parties									4,657,778			4,531,928
Management fees [Member]
Related party transaction, amounts of transaction									1,036,200	805,640
Brokerage commissions [Member]
Related party transaction, amounts of transaction									$ 834,616	1,102,384
Related party transaction, brokerage commission per vessel									1.25%
Superintendent fees [Member]
Related party transaction, amounts of transaction									$ 12,500	9,500
Related party transaction, additional amounts of transaction									500
Crew management fees [Member]
Related party transaction, amounts of transaction									195,000	150,000
Crew management fees [Member] | Hellenic Manning Overseas Inc [Member]
Related party transaction, amounts of transaction	$ 2,500
Commissions – vessels purchased [Member]
Related party transaction, amounts of transaction									$ 1,523,500	$ 710,000
Commissions – vessels purchased [Member] | Hellenic Manning Overseas Inc [Member]
Commission as a percentage of purchase price of vessels									1.00%
Commission as a percentage of sale price of vessels									1.00%
Eco Dry Ventures Inc [Member]
Payable to related parties									$ 0			14,193,586
Trade accounts payable												661,535
Interest accrued												382,051
Colonel Raw Materials Inc [Member]
Payable to related parties									21,649,561			0
Trade accounts payable												719,012
Interest accrued												230,549
Supra Investments II Inc [Member]
Payable to related parties									19,255,220			0
Trade accounts payable												370,188
Interest accrued												120,032
Eclipse International Commodities Inc [Member]
Payable to related parties									16,132,490			0
Trade accounts payable												581,108
Interest accrued												21,382
Duke Fertilizers Inc [Member]
Payable to related parties									19,349,889			0
Trade accounts payable												866,884
Interest accrued												53,005
Regal Maritime and Trading Investments Inc [Member]
Payable to related parties									20,400,415			0
Trade accounts payable												673,914
Interest accrued												36,502
Miracle International Investments Inc [Member]
Payable to related parties									17,575,175			0
Trade accounts payable												397,491
Interest accrued												87,684
God of the Sea Inc [Member]
Payable to related parties									18,688,151			0
Trade accounts payable												839,650
Interest accrued												$ 48,502
Minimum [Member] | Management fees [Member]
Related party transaction, amounts of transaction									$ 440